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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2782

Federated High Income Bond Fund, Inc.

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: March 31

Date of reporting period: 7/1/2015 through 6/30/2016

Item 1. Proxy Voting Record.

Federated High Income Bond Fund, Inc.

Registrant Name: Federated High Income Bond Fund, Inc.

Fund Name: Federated High Income Bond Fund, Inc.

IssuerName	Country	MeetingDate	MeetingType	Ticker	SecurityID	SymbolType	ProposalText	Proponent	MgmtReco	VoteCast	FundName	LogicalBallotStatus
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect John T. Collins	Mgmt	For	For	Federated High Income Bond Fund, Inc.	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect Maureen Lally-Green	Mgmt	For	For	Federated High Income Bond Fund, Inc.	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect P. Jerome Richey	Mgmt	For	For	Federated High Income Bond Fund, Inc.	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect G. Thomas Hough	Mgmt	For	For	Federated High Income Bond Fund, Inc.	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Permit Involuntary Redemptions	Mgmt	For	For	Federated High Income Bond Fund, Inc.	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Reorganizations and Dissolution or Redomicile of the Trust or a Fund	Mgmt	For	For	Federated High Income Bond Fund, Inc.	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Future Amendments to Declaration of Trust	Mgmt	For	For	Federated High Income Bond Fund, Inc.	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated High Income Bond Fund, Inc.

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 25, 2016